Apr. 01, 2020
Calibrated Dividend Growth Portfolio
Calibrated Dividend Growth Portfolio

LORD ABBETT SERIES FUND, INC.

Calibrated Dividend Growth Portfolio (the “Fund”)

Supplement dated April 1, 2020 to the

Summary Prospectus, Prospectus, and Statement of Additional Information, each dated May 1, 2019, as supplemented

Name Change

As approved by the Board of Directors of Lord Abbett Series Fund, effective April 1, 2020, the Fund is re-named “Dividend Growth Portfolio,” and all references to “Calibrated Dividend Growth Portfolio” in the summary prospectus, prospectus, and SAI are hereby replaced with “Dividend Growth Portfolio.” There will be no changes to the Fund’s benchmark index, principal investment strategies, and principal risks.

Please retain this document for your future reference.